Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 59,780	$ 35,704
Carrying Amount	1,781,256	473,651
Property, Plant and Equipment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	1,743,500	419,800
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion		35,300
Current Period Depletion Expense From Prior Period Depletion in Ending Inventory [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion in Ending Inventory		400
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	$ 37,800	$ 53,900